Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2020
Right Of Use Assets [Abstract]
Schedule of future minimum lease payments under non-cancelable operating lease agreements
As of December 31,
2020
$
2021	409
2022 and thereafter	421
Total lease payments	830
Less: imputed interest	149
Present value of lease liabilities	681

Schedule of future minimum lease payments under non-cancelable operating lease agreements
Year Ended December 31	Amount
$
2021	409
2022	291
2023	130
2024	-
2025	-
Total	830